SCHEDULE OF FAIR VALUE WARRANTS ESTIMATED USING BLACK SCHOLES VALUATION MODEL (Details)	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected Term	1 year 11 months 19 days
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected Term	1 year 6 months	1 year 6 months
Measurement Input, Price Volatility [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yields	1.523	1.685
Measurement Input, Price Volatility [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yields	1.648	1.919
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yields	0.0009	0.0012
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yields	0.0011	0.0015
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yields	0.0000	0.0000